Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity investment
	December 31, 2021	December 31, 2020
Current assets	$185,475,967	$123,683,068
Noncurrent assets	49,563,814	40,594,887
Current liabilities	15,322,651	7,910,987
Noncurrent liabilities	115,281,459	93,763,889
Equity	104,435,671	62,603,079

	Year ended December 31,
	2021	2020	2019
Net revenue	$42,638,708	$21,193,564	$-
Gross profit (loss)	(459,520)	(232,431)	-
Loss from operations	(4,242,637)	(780,422)	(2,434,002)
Net loss	(3,540,102)	(780,422)	(2,434,016)